CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Current Assets
Cash and cash equivalents	$ 100,541	$ 101,592
Time deposits (Note 2)	20,000	40,000
Accounts receivable, trade	7,278	5,870
Inventories	4,715	5,056
Prepaid expenses and other assets	18,520	8,696
Investments in equity securities	0	20,729
Vessel held for sale	18,425	0
Fair value of derivatives	148	129
Total Current Assets	169,735	182,221
Fixed Assets:
Advances for vessels under construction (Note 6)	16,583	0
Vessels, net (Note 6)	851,898	900,192
Property and equipment, net (Note 7)	26,658	24,282
Total fixed assets	895,139	924,474
Other Noncurrent Assets
Restricted cash, non-current (Note 8)	19,500	20,000
Equity method investments (Note 4)	42,209	15,769
Other non-current assets	31	31
Deferred costs	14,721	15,278
Total Non-current Assets	978,764	984,189
Total assets	1,148,499	1,166,410
Current Liabilities
Current portion of long-term debt, net of deferred financing costs (Note 8)	47,277	49,512
Current portion of finance liabilities, net of deferred financing costs (Note 9)	9,398	9,221
Accounts payable	10,171	9,663
Accrued liabilities	10,766	12,416
Deferred revenue	3,147	3,563
Total Current Liabilities	80,978	85,134
Non-current Liabilities
Long-term debt, net of current portion and deferred financing costs (Note 8)	438,619	461,131
Finance liabilities, net of current portion and deferred financing costs (Note 9)	118,193	122,908
Fair value of derivatives	226	568
Warrant liability (Note 11(e))	9,286	6,332
Other non-current liabilities	1,335	1,316
Total Noncurrent Liabilities	567,659	592,255
Commitments and contingencies (Note 10)
Stockholders' Equity
Preferred stock (Note 11)	26	26
Common stock, $0.01 par value; 1,000,000,000 shares authorized and 125,089,231 and 113,065,725 issued and outstanding on June 30, 2024 and December 31, 2023, respectively (Note 11)	1,251	1,131
Additional paid in capital	1,134,104	1,101,425
Accumulated other comprehensive income	308	308
Accumulated deficit	(635,827)	(613,869)
Total Stockholders' Equity	499,862	489,021
Total Liabilities and Stockholders' Equity	1,148,499	1,166,410
Related Party [Member]
Current Assets
Accounts receivable, trade	108	149
Other Noncurrent Assets
Due from related parties, non-current (Note 4)	196	319
Investments in related party (Note 5(a))	6,968	8,318
Current Liabilities
Accounts payable	$ 219	$ 759